Segment information - Major customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	€ 288,836	€ 127,087	€ 129,519
United States
Disclosure of major customers [line items]
Revenue	117,609	82,050	88,628
Europe
Disclosure of major customers [line items]
Revenue	171,113	45,037	40,884
Gilead | United States
Disclosure of major customers [line items]
Revenue	€ 116,640	€ 80,687	€ 87,813
Percentage of entity's revenue	40.00%	63.00%	68.00%
Gilead | Europe
Disclosure of major customers [line items]
Revenue	€ 7,793
Percentage of entity's revenue	3.00%
AbbVie | Europe
Disclosure of major customers [line items]
Revenue	€ 89,936	€ 34,049	€ 32,596
Percentage of entity's revenue	31.00%	27.00%	25.00%
Novartis | Europe
Disclosure of major customers [line items]
Revenue	€ 55,218
Percentage of entity's revenue	19.00%	0.00%	0.00%
Les Laboratoires Servier | Europe
Disclosure of major customers [line items]
Revenue	€ 9,000	€ 67	€ 265
Percentage of entity's revenue	3.00%	0.00%	0.00%
Revenues by major customers
Disclosure of major customers [line items]
Revenue	€ 278,587	€ 114,804	€ 120,674
Percentage of entity's revenue	96.00%	90.00%	93.00%